NYSE Regulation

07055459

VIA FACSIMILE AND U.S. MAIL
December 5, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

RECD S.E.C.
DEC - 5 2007
1086

Re: iShares Trust ("Issuer"):

Dear Ms. Smith:

Please be advised that NYSE Regulation has received (on November 30, 2007) an application from the above-referenced issuer and has approved the securities listed in Appendix A for listing on NYSE Arca, Inc. ("Exchange"). The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

PROCESSED
DEC 10 2007
THOMSON
FINANCIAL

Craig A. Gray
Lead Analyst, Listing Compliance

Enclosure

cc: Ms. Kym Ryan, Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105 (w/o enclosure)

1100663

Appendix A
iShares Trust Issues to be listed on NYSE Arca, Inc.

iShares Dow Jones Select Dividend Index Fund
iShares Dow Jones Transportation Average Index Fund
iShares Dow Jones U.S. Aerospace & Defense Index Fund
iShares Dow Jones U.S. Basic Materials Sector Index Fund
iShares Dow Jones U.S. Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer Goods Sector Index Fund
iShares Dow Jones U.S. Consumer Services Sector Index Fund
iShares Dow Jones U.S. Energy Sector Index Fund
iShares Dow Jones U.S. Financial Sector Index Fund
iShares Dow Jones U.S. Financial Services Index Fund
iShares Dow Jones U.S. Healthcare Providers Index Fund
iShares Dow Jones U.S. Healthcare Sector Index Fund
iShares Dow Jones U.S. Home Construction Index Fund
iShares Dow Jones U.S. Industrial Sector Index Fund
iShares Dow Jones U.S. Insurance Index Fund
iShares Dow Jones U.S. Medical Devices Index Fund
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
iShares Dow Jones U.S. Oil Equipment & Services Index Fund
iShares Dow Jones U.S. Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate Index Fund
iShares Dow Jones U.S. Regional Banks Index Fund
iShares Dow Jones U.S. Technology Sector Index Fund
iShares Dow Jones U.S. Telecommunications Sector Index Fund
iShares Dow Jones U.S. Index Fund
iShares Dow Jones U.S. Utilities Sector Index Fund
iShares FTSE/Xinhua China 25 Index Fund
iShares KLD Select Social SM Index Fund
iShares Lehman 10-20 Year Treasury Bond Fund
iShares Lehman 1-3 Year Credit Bond Fund
iShares Lehman 3-7 Year Treasury Bond Fund
iShares Lehman Credit Bond Fund
iShares Lehman Government/Credit Bond Fund
iShares Lehman Intermediate Credit Bond Fund
iShares Lehman Intermediate Government/Credit Bond Fund
iShares Lehman Short Treasury Bond Fund
iShares Lehman TIPS Bond Fund
iShares Morningstar Large Core Index Fund
iShares Morningstar Large Growth Index Fund
iShares Morningstar Large Value Index Fund
iShares Morningstar Mid Core Index Fund
iShares Morningstar Mid Growth Index Fund
iShares Morningstar Mid Value Index Fund

iShares Trust Issues to be listed on NYSE Arca, Inc., continued

iShares Morningstar Small Core Index Fund
iShares Morningstar Small Growth Index Fund
iShares Morningstar Small Value Index Fund
iShares MSCI EAFE Growth Index Fund
iShares MSCI EAFE Index Fund
iShares MSCI EAFE Value Index Fund
iShares NYSE 100 Index Fund
iShares NYSE Composite Index Fund
iShares Russell Microcap ™ Index Fund
iShares S&P 1500 Index Fund
iShares S&P 500 Growth Index Fund
iShares S&P 500 Index Fund
iShares S&P 500 Value Index Fund
iShares S&P Europe 350 Index Fund
iShares S&P Global 100 Index Fund
iShares S&P Global Consumer Discretionary Sector Index Fund
iShares S&P Global Consumer Staples Sector Index Fund
iShares S&P Global Energy Sector Index Fund
iShares S&P Global Financials Sector Index Fund
iShares S&P Global Healthcare Sector Index Fund
iShares S&P Global Industrials Sector Index Fund
iShares S&P Global Materials Sector Index Fund
iShares S&P Global Technology Sector Index Fund
iShares S&P Global Telecommunications Sector Index Fund
iShares S&P Global Utilities Sector Index Fund
iShares S&P GSSI™ Natural Resources Index Fund
iShares S&P GSTI™ Networking Index Fund
iShares S&P GSTI™ Semiconductor Index Fund
iShares S&P GSTI™ Software Index Fund
iShares S&P GSTI™ Technology Index Fund
iShares S&P Latin America 40 Index Fund
iShares S&P MidCap 400 Growth Index Fund
iShares S&P MidCap 400 Index Fund
iShares S&P MidCap 400 Value Index Fund
iShares S&P SmallCap 600 Growth Index Fund
iShares S&P SmallCap 600 Index Fund
iShares S&P SmallCap 600 Value Index Fund
iShares S&P World ex-U.S. Property Index Fund
iShares S&P/TOPIX 150 Index Fund

END